UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: December 31,2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/08 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2008

Shares		Value

COMMON STOCKS (79.7%)

	AEROSPACE/DEFENSE (4.2%)
3,000	Alliant Techsystems, Inc. *	$257,280
12,000	BE Aerospace, Inc. *	92,280
5,300	Esterline Technologies Corp. *	200,817
4,000	Goodrich Corp.	148,080
3,500	L-3 Communications Holdings, Inc.	258,230
3,000	Lockheed Martin Corp.	252,240
12,750	Moog, Inc. Class A *	466,267
3,500	Northrop Grumman Corp.	157,640
12,200	Orbital Sciences Corp. *	238,266
8,800	Precision Castparts Corp.	523,424
5,000	Raytheon Co.	255,200
5,400	Teledyne Technologies, Inc. *	240,570
		3,090,294

	APPAREL (0.8%)
12,800	Guess?, Inc.	196,480
9,000	Phillips-Van Heusen Corp.	181,170
4,200	VF Corp.	230,034
		607,684

	AUTO PARTS (1.4%)
8,600	BorgWarner, Inc.	187,222
3,300	Eaton Corp.	164,043
27,000	Johnson Controls, Inc.	490,320
14,000	LKQ Corp. *	163,240
		1,004,825

	BANK (1.4%)
16,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	209,832
11,000	Bank of Hawaii Corp.	496,870
12,000	Wells Fargo & Co.	353,760
		1,060,462

	BANK - CANADIAN (0.2%)
5,500	Bank of Nova Scotia	149,600

	BANK - MIDWEST (1.0%)
12,679	Commerce Bancshares, Inc.	557,242
4,000	Northern Trust Corp.	208,560
		765,802

	BIOTECHNOLOGY (0.6%)
4,000	Techne Corp.	258,080
3,000	United Therapeutics Corp. *	187,650
		445,730

	BUILDING MATERIALS (1.0%)
6,000	Fluor Corp.	269,220
10,000	Jacobs Engineering Group, Inc. *	481,000
		750,220

	CABLE TV (0.7%)
8,000	Rogers Communications, Inc. Class B	240,640
14,000	Shaw Communications, Inc. Class B	247,520
		488,160

Shares		Value

	CHEMICAL - BASIC (0.4%)
5,000	Agrium, Inc.	$170,650
7,000	Celanese Corp. Series A	87,010
		257,660

	CHEMICAL - DIVERSIFIED (1.3%)
4,000	Air Products & Chemicals, Inc.	201,080
10,600	Albemarle Corp.	236,380
5,000	Monsanto Co.	351,750
5,700	Pall Corp.	162,051
		951,261

	CHEMICAL - SPECIALTY (3.0%)
10,000	Airgas, Inc.	389,900
6,000	Ecolab, Inc.	210,900
4,400	Lubrizol Corp. (The)	160,116
4,600	Mosaic Co. (The)	159,160
11,400	Praxair, Inc.	676,704
4,000	Sherwin-Williams Co. (The)	239,000
8,400	Sigma-Aldrich Corp.	354,816
		2,190,596

	COMPUTER & PERIPHERALS (0.1%)
5,800	MICROS Systems, Inc. *	94,656

	COMPUTER SOFTWARE & SERVICES (1.8%)
7,300	Accenture Ltd. Class A	239,367
19,000	ANSYS, Inc. *	529,910
8,000	Concur Technologies, Inc. *	262,560
2,500	Equinix, Inc. *	132,975
5,400	Infosys Technologies Ltd. ADR	132,678
		1,297,490

	DIVERSIFIED COMPANIES (3.3%)
6,600	Acuity Brands, Inc.	230,406
22,500	AMETEK, Inc.	679,725
8,200	Barnes Group, Inc.	118,900
5,200	Brink's Co. (The)	139,776
4,700	Danaher Corp.	266,067
4,400	Honeywell International, Inc.	144,452
8,000	ITT Corp.	367,920
5,000	United Technologies Corp.	268,000
3,500	Valmont Industries, Inc.	214,760
		2,430,006

	DRUG (4.5%)
9,000	Alexion Pharmaceuticals, Inc. *	325,710
4,800	Allergan, Inc.	193,536
7,400	BioMarin Pharmaceutical, Inc. *	131,720
4,800	Celgene Corp. *	265,344
7,000	Covance, Inc. *	322,210
14,600	Gilead Sciences, Inc. *	746,644
7,800	Immucor, Inc. *	207,324
4,800	Novo Nordisk A/S ADR	246,672
8,500	Perrigo Co.	274,635
10,000	Pharmaceutical Product Development, Inc.	290,100
6,000	Teva Pharmaceutical Industries Ltd. ADR	255,420
		3,259,315

Value Line Asset Allocation Fund, Inc.

December 31, 2008

Shares		Value

	E-COMMERCE (0.2%)
4,500	Salesforce.com, Inc. *	$144,045

	EDUCATIONAL SERVICES (1.0%)
4,200	ITT Educational Services, Inc. *	398,916
1,600	Strayer Education, Inc.	343,056
		741,972

	ELECTRICAL EQUIPMENT (1.7%)
6,600	Cooper Industries Ltd. Class A	192,918
10,800	FLIR Systems, Inc. *	331,344
7,200	General Cable Corp. *	127,368
6,400	Thomas & Betts Corp. *	153,728
8,000	Trimble Navigation Ltd. *	172,880
3,200	W.W. Grainger, Inc.	252,288
		1,230,526

	ELECTRICAL UTILITY - CENTRAL (0.6%)
2,700	Entergy Corp.	224,451
5,200	ITC Holdings Corp.	227,136
		451,587

	ELECTRICAL UTILITY - EAST (1.3%)
7,000	Exelon Corp.	389,270
4,500	FirstEnergy Corp.	218,610
5,200	PPL Corp.	159,588
6,000	Public Service Enterprise Group, Inc.	175,020
		942,488

	ELECTRONICS (1.0%)
14,000	Amphenol Corp. Class A	335,720
7,400	Harris Corp.	281,570
8,700	MEMC Electronic Materials, Inc. *	124,236
		741,526

	ENVIRONMENTAL (1.6%)
15,000	Republic Services, Inc.	371,850
8,600	Stericycle, Inc. *	447,888
10,500	Waste Connections, Inc. *	331,485
		1,151,223

	FINANCIAL SERVICES - DIVERSIFIED (2.9%)
4,000	Affiliated Managers Group, Inc. *	167,680
3,300	BlackRock, Inc.	442,695
9,700	Eaton Vance Corp.	203,797
2,600	Franklin Resources, Inc.	165,828
11,000	Leucadia National Corp. *	217,800
2,753	Loews Corp.	77,772
6,000	Principal Financial Group, Inc.	135,420
8,700	ProAssurance Corp. *	459,186
6,800	T. Rowe Price Group, Inc.	240,992
		2,111,170

	FOOD PROCESSING (1.9%)
2,600	Bunge Ltd.	134,602
13,300	Flowers Foods, Inc.	323,988
2,300	General Mills, Inc.	139,725

Shares		Value

4,400	H.J. Heinz Co.	$165,440
7,200	Hormel Foods Corp.	223,776
7,500	McCormick & Company, Inc.	238,950
2,500	Ralcorp Holdings, Inc. *	146,000
		1,372,481

	GROCERY (0.3%)
7,700	Ruddick Corp.	212,905

	HOTEL/GAMING (1.0%)
6,000	Bally Technologies, Inc. *	144,180
17,200	Penn National Gaming, Inc. *	367,736
9,000	WMS Industries, Inc. *	242,100
		754,016

	HOUSEHOLD PRODUCTS (1.2%)
6,400	Church & Dwight Company, Inc.	359,168
3,000	Energizer Holdings, Inc. *	162,420
2,200	Procter & Gamble Co. (The)	136,004
8,500	Tupperware Brands Corp.	192,950
		850,542

	HUMAN RESOURCES (0.5%)
7,000	Watson Wyatt Worldwide, Inc. Class A	334,740

	INDUSTRIAL SERVICES (3.0%)
5,200	Brink's Home Security Holdings, Inc. *	113,984
16,000	C.H. Robinson Worldwide, Inc.	880,480
17,100	Corrections Corp. of America *	279,756
10,600	EMCOR Group, Inc. *	237,758
6,500	FTI Consulting, Inc. *	290,420
10,400	Geo Group, Inc. (The) *	187,512
9,000	Quanta Services, Inc. *	178,200
		2,168,110

	INFORMATION SERVICES (1.1%)
5,400	Alliance Data Systems Corp. *	251,262
5,500	Dun & Bradstreet Corp. (The)	424,600
15,400	Nuance Communications, Inc. *	159,544
		835,406

	INSURANCE - LIFE (1.0%)
6,300	AFLAC, Inc.	288,792
11,000	Manulife Financial Corp.	187,330
5,464	MetLife, Inc.	190,475
678	Reinsurance Group of America, Inc.	29,032
		695,629

	INSURANCE - PROPERTY & CASUALTY (1.1%)
4,500	ACE Ltd.	238,140
3,900	Arch Capital Group Ltd. *	273,390
5,600	Assurant, Inc.	168,000
7,000	Sun Life Financial, Inc.	161,980
		841,510

	INTERNET (0.6%)
3,700	Amazon.com, Inc. *	189,736
9,000	Atheros Communications *	128,790

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

500	Google, Inc. Class A *	$153,825
		472,351

	MACHINERY (3.7%)
7,000	Bucyrus International, Inc. Class A	129,640
3,600	Caterpillar, Inc.	160,812
4,000	Cummins, Inc.	106,920
5,900	Curtiss-Wright Corp.	197,001
4,800	Deere & Co.	183,936
3,500	Flowserve Corp.	180,250
9,400	Foster Wheeler Ltd. *	219,772
6,000	Gardner Denver, Inc. *	140,040
11,250	IDEX Corp.	271,688
5,000	Kaydon Corp.	171,750
7,000	Lennox International, Inc.	226,030
8,600	Robbins & Myers, Inc.	139,062
9,600	Roper Industries, Inc.	416,736
5,000	Snap-on, Inc.	196,900
		2,740,537

	MARITIME (0.4%)
9,400	Kirby Corp. *	257,184

	MEDICAL SERVICES (1.1%)
3,000	Amedisys, Inc. *	124,020
4,600	Fresenius Medical Care AG & Co. KGaA ADR	217,028
3,500	Laboratory Corporation of America Holdings *	225,435
7,300	Psychiatric Solutions, Inc. *	203,305
		769,788

	MEDICAL SUPPLIES (5.8%)
8,000	Bard (C.R.), Inc.	674,080
5,300	Baxter International, Inc.	284,027
5,000	Becton, Dickinson & Co.	341,950
20,000	DENTSPLY International, Inc.	564,800
3,000	Edwards Lifesciences Corp. *	164,850
2,700	Haemonetics Corp. *	152,550
5,700	Henry Schein, Inc. *	209,133
7,000	IDEXX Laboratories, Inc. *	252,560
12,000	Illumina, Inc. *	312,600
3,800	Intuitive Surgical, Inc. *	482,562
8,000	Owens & Minor, Inc.	301,200
4,300	Stryker Corp.	171,785
4,300	Varian Medical Systems, Inc. *	150,672
4,600	West Pharmaceutical Services, Inc.	173,742
		4,236,511

	NATURAL GAS - DISTRIBUTION (0.7%)
4,400	AGL Resources, Inc.	137,940
4,600	South Jersey Industries, Inc.	183,310
8,100	UGI Corp.	197,802
		519,052

Shares		Value

	NATURAL GAS - DIVERSIFIED (2.7%)
2,300	EOG Resources, Inc.	$153,134
6,400	Penn Virginia Corp.	166,272
20,000	Southwestern Energy Co. *	579,400
29,582	XTO Energy, Inc.	1,043,357
		1,942,163

	OILFIELD SERVICES/EQUIPMENT (1.1%)
6,400	AZZ, Inc. *	160,640
5,200	Bristow Group, Inc. *	139,308
3,500	Exterran Holdings, Inc. *	74,550
12,000	FMC Technologies, Inc. *	285,960
7,000	Superior Energy Services, Inc. *	111,510
3,000	Willbros Group, Inc. *	25,410
		797,378

	PACKAGING & CONTAINER (0.5%)
7,000	AptarGroup, Inc.	246,680
4,600	Greif, Inc. Class A	153,778
		400,458

	PAPER & FOREST PRODUCTS (0.1%)
7,000	Votorantim Celulose e Papel S.A. ADR *	55,510

	PETROLEUM - INTEGRATED (0.2%)
3,300	Total S.A. ADR	182,490

	PETROLEUM - PRODUCING (1.1%)
17,500	Range Resources Corp.	601,825
9,500	Tenaris S.A. ADR	199,310

		801,135
	PHARMACY SERVICES (1.6%)
7,000	CVS Caremark Corp.	201,180
12,400	Express Scripts, Inc. *	681,752
7,600	Medco Health Solutions, Inc. *	318,516
		1,201,448

	POWER (0.3%)
10,600	Covanta Holding Corp. *	232,776

	PRECISION INSTRUMENT (1.2%)
12,000	Thermo Fisher Scientific, Inc. *	408,840
3,600	Triumph Group, Inc.	152,856
4,400	Waters Corp. *	161,260
5,600	Woodward Governor Co.	128,912
		851,868

	R.E.I.T. (0.1%)
6,600	LaSalle Hotel Properties	72,930

Value Line Asset Allocation Fund, Inc.

December 31, 2008

Shares		Value

	RAILROAD (1.5%)
3,300	Burlington Northern Santa Fe Corp.	$249,843
6,400	Canadian National Railway Co.	235,264
5,200	Canadian Pacific Railway Ltd.	174,824
11,400	Kansas City Southern *	217,170
5,400	Norfolk Southern Corp.	254,070
		1,131,171

	RECREATION (0.3%)
8,000	Marvel Entertainment, Inc. *	246,000

	RESTAURANT (0.8%)
4,800	McDonald's Corp.	298,512
9,400	Yum! Brands, Inc.	296,100
		594,612

	RETAIL - AUTOMOTIVE (0.7%)
2,200	AutoZone, Inc. *	306,834
7,000	Copart, Inc. *	190,330
		497,164

	RETAIL - SPECIAL LINES (1.4%)
8,500	Aeropostale, Inc. *	136,850
6,000	Buckle, Inc. (The)	130,920
7,000	Coach, Inc. *	145,390
12,000	GameStop Corp. Class A *	259,920
9,000	TJX Companies, Inc. (The)	185,130
9,000	Urban Outfitters, Inc. *	134,820
		993,030

	RETAIL BUILDING SUPPLY (0.3%)
5,500	Fastenal Co.	191,675

	RETAIL STORE (0.5%)
4,200	Costco Wholesale Corp.	220,500
11,000	Nordstrom, Inc.	146,410
		366,910

	SECURITIES BROKERAGE (0.6%)
1,700	Goldman Sachs Group, Inc. (The)	143,463
1,700	IntercontinentalExchange, Inc. *	140,148
9,450	Raymond James Financial, Inc.	161,879
		445,490

	SHOE (0.6%)
2,500	Deckers Outdoor Corp. *	199,675
5,400	NIKE, Inc. Class B	275,400
		475,075

	TELECOMMUNICATION SERVICES (1.5%)
12,000	American Tower Corp. Class A *	351,840
9,000	Crown Castle International Corp. *	158,220
5,000	Mobile TeleSystems ADR	133,400
3,000	Telefonica S.A. ADR	202,170
13,000	TW Telecom, Inc. *	110,110
16,000	Vimpel-Communications ADR	114,560
		1,070,300

Shares		Value

	TELECOMMUNICATIONS EQUIPMENT (0.5%)
7,000	CommScope, Inc. *	$108,780
5,900	Comtech Telecommunications Corp. *	270,338
		379,118

	THRIFT (0.7%)
30,457	Hudson City Bancorp, Inc.	486,094

	TOBACCO (0.3%)
4,300	British American Tobacco PLC ADR	227,642

	TOILETRIES & COSMETICS (0.4%)
3,000	Chattem, Inc. *	214,590
5,000	Luxottica Group S.p.A. ADR	90,600
		305,190

	TRUCKING (0.8%)
8,400	Hunt (J.B.) Transport Services, Inc.	220,668
9,400	Landstar System, Inc.	361,242
		581,910

	WIRELESS NETWORKING (0.5%)
3,000	Itron, Inc. *	191,220
12,000	SBA Communications Corp. Class A *	195,840
		387,060

	TOTAL COMMON STOCKS (Cost $60,874,123)	58,335,657

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.5%)

$3,000,000	Federal Home Loan Bank, 3.25%, 3/25/11	3,017,454
754,802	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	776,250
1,000,000	Federal National Mortgage Association, 3.00%, 1/14/11	1,006,378
1,407,892	Federal National Mortgage Association, 5.00%, 11/1/34	1,440,289
1,387,221	Government National Mortgage Association, 5.50%, 1/15/36	1,432,191

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,449,109)	7,672,562

CORPORATE BONDS & NOTES (5.7%)

	COMPUTER SOFTWARE & SERVICES (1.4%)
1,000,000	Hewlett-Packard Co., 4.50%, 3/1/13	1,016,039

	ELECTRICAL EQUIPMENT (1.4%)
1,000,000	General Electric Capital Corp., 5.20%, 2/1/11	1,012,808

	TELECOMMUNICATION SERVICES (2.9%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	973,534

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

$1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	$1,173,222
		2,146,756

	TOTAL CORPORATE BONDS & NOTES (Cost $3,828,193)	4,175,603

	TOTAL INVESTMENT SECURITIES (95.9%) (Cost $72,151,425)	70,183,822

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.1%)		2,981,267

NET ASSETS (100%)		$73,165,089

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($73,165,089 ÷ 4,897,838 shares outstanding)		$14.94

*	Non-income producing.
ADR	American Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Depreciation
$72,151,425	$11,514,876	$(13,482,479)	$(1,967,603)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$62,359,489	-
Level 2 - Other Significant Observable Inputs	7,824,333	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$70,183,822	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 12/31/08, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 10, 2009